Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000000131 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	$ 9,550		$ 10,077	$ 10,006	$ 10,179	$ 10,759	$ 10,793	$ 11,901	$ 10,959	$ 11,112	$ 11,462	$ 11,619
C000000133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,475	10,323	10,420	10,927	10,878	11,899	10,874	10,940	11,194	11,258
C000173300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,551	10,501	10,707	11,336	11,401	12,602	11,641	11,831	12,223	12,431
C000173299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,055,141	1,046,757	1,067,008	1,129,334	1,135,764	1,255,509	1,158,971	1,178,059	1,218,540	1,238,800
C000001400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		10,557	10,488	10,675	11,289	11,331	12,501	11,525	11,682	12,055	12,225
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,529	$ 10,544	$ 10,708	$ 11,368	$ 11,613	$ 12,513	$ 11,527	$ 11,858	$ 12,105	$ 12,307